Deferred Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Equity [Abstract]
Deferred Compensation

5.	Deferred Compensation

(a)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000 to a mining consultant. During the period ended June 30, 2013, $6,112 (2012 - $nil) was expensed as mineral exploration costs which reflects the pro-rata portion of the services provided to June 30, 2013. As of June 30, 2013, the remaining amount of $33,471 (March 31, 2013 - $39,583) was recorded as deferred compensation and will be expensed as mineral exploration costs pro-rata over the term of the agreement which ends on October 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the year.

(b)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000. During the period ended June 30, 2013, $2,446 (2012 - $nil) was expensed as consulting fees which reflects the pro-rata portion of the services provided to June 30, 2013. As of June 30, 2013, the remaining amount of $13,388 (March 31, 2013 - $15,834) was recorded as deferred compensation and will be expensed as consulting fees pro-rata over the term of the agreement which ends on October 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the year.

(c)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000 to a director of the Company. During the period ended June 30, 2013, $37,448 (2012 - $nil) was expensed as consulting fees which reflects the pro-rata share of the services provided to June 30, 2013. As of June 30, 2013, the remaining amount of $225,926 (March 31, 2013 - $263,374) was recorded as deferred compensation and will be expensed as consulting fees pro-rata over the term of the agreement which ends on December 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the year.

5.	Common Stock

	(a)	During the year ended March 31, 2013, the Company issued 975,000 shares of common stock at $0.10 per share for proceeds of $97,500.

	(b)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000, to a mining consultant of which $10,417 was expensed as mineral exploration costs for the pro-rata portion of services rendered to March 31, 2013. The remaining $39,583 was recorded as deferred compensation and will be expensed pro-rata over the remaining term and $39,583 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on October 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period.

	(c)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000, of which $4,166 was expensed as consulting fees for the pro-rata portion of services rendered to March 31, 2013. The remaining $15,834 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on October 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period.

	(d)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000, of which $36,626 was expensed as consulting fees for the pro-rata portion of services rendered to March 31, 2013. The remaining $263,374 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period

	(e)	On February 28, 2013, the Company issued 150,000 shares of common stock with a fair value of $15,000 pursuant to a mineral property option agreement. Refer to Note 3.